UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Sloane Robinson LLP

Address:   20 St Dunstan's Hill, London, EC3R 8ND


Form 13F File Number: 28-12596


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Hugh Sloane
Title:  Member
Phone:  +44 207 929 2771

Signature,  Place,  and  Date  of  Signing:

/s/ Hugh Sloane                    London, England                    8/2/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:   None



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              21

Form 13F Information Table Value Total:  $      344,636
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ----------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                          VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- ----------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AMERICA MOVIL SAB DECV       SPON ADR L SHS    02364W105      670    14,100 SH       SOLE                   14,100      0    0
ANGLOGOLD ASHANTI LTD        SPONSORED ADR     035128206   17,060   395,100 SH       SOLE                  395,100      0    0
AVON PRODS INC               COM               054303102    1,834    69,200 SH       SOLE                   69,200      0    0
BAIDU INC                    SPON ADR REP A    056752108       68     1,000 SH       SOLE                    1,000      0    0
BANCO SANTANDER BRASILSA     ADS REP 1 UNIT    05967A107   29,043 2,811,564 SH       SOLE                2,811,564      0    0
BARRICK GOLD CORP            COM               067901108    1,885    41,500 SH       SOLE                   41,500      0    0
BUNGE LIMITED                COM               G16962105   15,377   312,600 SH       SOLE                  312,600      0    0
CHECK POINT SOFTWARE TECH LT ORD               M22465104    2,223    75,400 SH       SOLE                   75,400      0    0
COMPANHIA DE BEBIDAS DAS AME SPON ADR PFD      20441W203   47,508   470,330 SH       SOLE                  470,330      0    0
COMPANHIA SIDERURGICA NACION SPONSORED ADR     20440W105    1,180    80,300 SH       SOLE                   80,300      0    0
CTRIP COM INTL LTD           ADR               22943F100       68     1,800 SH       SOLE                    1,800      0    0
FOMENTO ECONOMICO MEXICANO S SPON ADR UNITS    344419106      820    19,000 SH       SOLE                   19,000      0    0
GOL LINHAS AEREAS INTLG S A  SP ADR REP PFD    38045R107   11,902   982,000 SH       SOLE                  982,000      0    0
GOLD FIELDS LTD              NEW SPONSORED ADR 38059T106      955    71,400 SH       SOLE                   71,400      0    0
ITAU UNIBANCO HLDG SA        SPON ADR REP PFD  465562106   39,612 2,199,471 SH       SOLE                2,199,471      0    0
MICROSOFT CORP               COM               594918104    2,823   122,674 SH       SOLE                  122,674      0    0
MOBILE TELESYSTEMS OJSC      SPONSORED ADR     607409109   28,809 1,503,600 SH       SOLE                1,503,600      0    0
NETEASE COM INC              SPONSORED ADR     64110W102       70     2,200 SH       SOLE                    2,200      0    0
NEW ORIENTAL ED & TECH GRP 1 SPON ADR          647581107   19,365   207,800 SH       SOLE                  207,800      0    0
TEVA PHARMACEUTICAL INDS LTD ADR               881624209   96,920 1,864,200 SH       SOLE                1,864,200      0    0
WIMM BILL DANN FOODS OJSC    SPONSORED ADR     97263M109   26,444 1,485,604 SH       SOLE                1,485,604      0    0


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